Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Automobile Loans [Member] | Performing Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	$ 38,798	$ 41,153
Automobile Loans [Member] | Nonperforming Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	13	15
Automobile Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	38,811	41,168
Home Equity Loans [Member] | Performing Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	17,710	18,270
Home Equity Loans [Member] | Nonperforming Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	38	62
Home Equity Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	17,748	18,332
Other Consumer Loans [Member] | Performing Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	45,720	40,510
Other Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	1	7
Other Consumer Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	45,721	40,517
Residential Real Estate Loans [Member] | Performing Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	211,274	223,148
Residential Real Estate Loans [Member] | Nonperforming Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	2,734	2,874
Residential Real Estate Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	214,008	226,022
Consumer Loans [Member] | Performing Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	313,502	323,081
Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	2,786	2,958
Consumer Loans [Member]
Note C - Loans and Allowance for Loan Losses (Details) - Recorded Investment of Residential and Consumer Loans [Line Items]
Consumer Loans	$ 316,288	$ 326,039